INTEREST BEARING LOANS AND BORROWINGS - Other information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
INTEREST BEARING LOANS AND BORROWINGS
Interest-bearing loans and borrowings	¥ 24,506,122	$ 3,845,545	¥ 34,707,283
Bank and other loans, current	9,219,330		20,738,030
Associates
INTEREST BEARING LOANS AND BORROWINGS
Interest-bearing loans and borrowings	0		0
Joint venture
INTEREST BEARING LOANS AND BORROWINGS
Interest-bearing loans and borrowings	0		0
Subsidiaries of Chinalco
INTEREST BEARING LOANS AND BORROWINGS
Interest-bearing loans and borrowings	13,029,000		8,887,000
JPY
INTEREST BEARING LOANS AND BORROWINGS
Interest-bearing loans and borrowings	11,000		15,000
USD
INTEREST BEARING LOANS AND BORROWINGS
Interest-bearing loans and borrowings	1,333,000		1,312,000
Secured
INTEREST BEARING LOANS AND BORROWINGS
Bank and other loans, current	513,100		¥ 863,738
Secured | Shandong Huayu
INTEREST BEARING LOANS AND BORROWINGS
Bank and other loans, current	¥ 113,000